Allocation of Net Income (Loss) and Distributions (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Allocation of net income among our general partner, limited partners, and noncontrolling interests
The allocation of net income (loss) among our general partner, limited partners, and noncontrolling interests is as follows:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Allocation of net income to general partner:
Net income (loss)	$519	$(1,358)	$1,284
Net income applicable to pre-merger operations allocated to general partner	—	(2)	(95)
Net income applicable to pre-partnership operations allocated to general partner	—	—	(15)
Net income applicable to noncontrolling interests	(88)	(91)	(96)
Costs charged directly to the general partner	1	21	1
Income (loss) subject to 2% allocation of general partner interest	432	(1,430)	1,079
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income (loss) before items directly allocable to general partner interest	9	(29)	22
Priority allocations, including incentive distributions, paid to general partner	482	638	641
Pre-merger net income allocated to general partner interest	—	2	95
Pre-partnership net income allocated to general partner interest	—	—	15
Costs charged directly to the general partner	(1)	(21)	(1)
Net income allocated to general partner’s equity	$490	$590	$772

Net income (loss)	$519	$(1,358)	$1,284
Net income allocated to general partner’s equity	490	590	772
Net income (loss) allocated to Class B limited partners’ equity	(2)	(52)	—
Net income allocated to Class D limited partners’ equity (1)	—	69	62
Net income allocated to noncontrolling interests	88	91	96
Net income (loss) allocated to common limited partners’ equity	$(57)	$(2,056)	$354

Adjustments to reconcile Net income (loss) allocated to common limited partners' equity to Allocation of net income (loss) to common units:
Incentive distributions paid	474	633	640
Incentive distributions declared	(473)	(423)	(626)
Impact of unit issuance timing and other (2)	(42)	(9)	(9)
Allocation of net income (loss) to common units	$(98)	$(1,855)	$359

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(1)
Includes amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units of $68 million and $49 million for the years ended December 31, 2015 and 2014, respectively. See following discussion of Class D units.

(2)
The 2016 amount includes the effect of units issued and the conversion of the general partner interest in us to a non-economic interest in conjunction with our Financial Repositioning (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)